Additional Information-Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 70,138	$ 62,042	$ 79,085	$ 130,697
Prepaid expenses and other current assets	3,782	9,674
Deferred income taxes - current	3,015	2,387
Total current assets	124,888	132,541
Deferred tax assets non-current	436	785
Total assets	130,750	139,111
Current liabilities:
Accrued expenses and other current liabilities	11,806	17,652
Deferred revenue-current	$ 3,635	$ 4,572
Dividend payable			57
Total current liabilities	$ 25,660	$ 31,967
Total Liabilities	28,944	37,084
Equity:
Ordinary shares	30	30
Additional paid-in capital	37,988	35,639
Accumulated other comprehensive income	21,650	25,509
Total China Digital TV Holding Co., Ltd. shareholders' equity	101,480	101,462
TOTAL LIABILITIES AND EQUITY	130,750	139,111
CDTV Holding [Member]
Current assets:
Cash and cash equivalents	1,551	2,482	$ 4,154	$ 4,918
Accounts due from subsidiaries and VIE-current	967	1,821
Dividend receivable	6,001	6,001
Prepaid expenses and other current assets	189	$ 17
Deferred income taxes - current	69
Total current assets	8,777	$ 10,321
Accounts due from subsidiaries and VIE-non-current	1,151	1,090
Investment in subsidiaries and VIE	92,480	91,449
Deferred tax assets non-current	52	138
Total assets	102,460	102,998
Current liabilities:
Accrued expenses and other current liabilities	577	902
Deferred revenue-current	403	634
Total current liabilities	980	1,536
Total Liabilities	980	1,536
Equity:
Ordinary shares	30	30
Additional paid-in capital	37,988	35,639
Retained earnings	41,812	40,284
Accumulated other comprehensive income	21,650	25,509
Total China Digital TV Holding Co., Ltd. shareholders' equity	101,480	101,462
TOTAL LIABILITIES AND EQUITY	$ 102,460	$ 102,998